Risk Management Activities - Additional Information (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of nature and extent of risks arising from financial instruments [line items]
Collateral paid (Note 14)	CAD 67	CAD 77
Financial assets pledged as collateral for liabilities or contingent liabilities	21	21
Derivative, contingent feature, additional collateral requirement	96	49
Commodity Price Risk - Proprietary Trading [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	5	2	CAD 5
Commodity Price Risk - Generation [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	16	19	24
Commodity Price Risk - Generation - Mark To Market Value [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	5	7	CAD 1
Letter of credit
Disclosure of nature and extent of risks arising from financial instruments [line items]
Collateral posted on derivative liabilities	CAD 131	CAD 116